Segments	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Disclosure of entity's operating segments [text block]

3 Segments

Statoil’s operations are managed through the following business areas: Development & Production Norway (DPN), Development & Production USA (DPUSA), Development & Production International (DPI), Marketing, Midstream & Processing (MMP), New Energy Solutions (NES), Technology, Projects & Drilling (TPD), Exploration (EXP) and Global Strategy & Business Development (GSB).

The development and production business areas are responsible for the commercial development of the oil and gas portfolios within their respective geographical areas: DPN on the Norwegian continental shelf, DPUSA including offshore and onshore activities in the USA and Mexico, and DPI worldwide outside of DPN and DPUSA.

Exploration activities are managed by a separate business area, which has the global responsibility across the group for discovery and appraisal of new resources. Exploration activities are allocated to and presented in the respective development and production business areas.

The MMP business area is responsible for marketing and trading of oil and gas commodities (crude, condensate, gas liquids, products, natural gas and liquefied natural gas), electricity and emission rights, as well as transportation, processing and manufacturing of the above-mentioned commodities, operations of refineries, terminals, processing and power plants.

The NES business area is responsible for wind parks, carbon capture and storage as well as other renewable energy and low-carbon energy solutions.

The business areas DPI and DPUSA are aggregated into the reporting segment Exploration & Production International (E&P International), previously named Development and Production International. The aggregation has its basis in similar economic characteristics, such as the assets’ long term and capital-intensive nature and exposure to volatile oil and gas commodity prices, the nature of products, service and production processes, the type and class of customers, the methods of distribution and regulatory environment. The reporting segments Exploration & Production Norway (E&P Norway), previously named Development and Production Norway, and MMP consists of the business areas DPN and MMP respectively. The business areas NES, GSB, TPD, EXP and corporate staffs and support functions are aggregated into the reporting segment “Other” due to the immateriality of these areas. The majority of costs within the business areas GSB, TPD and EXP are allocated to the E&P International, E&P Norway and MMP reporting segments.

The eliminations section includes the elimination of inter-segment sales and related unrealised profits, mainly from the sale of crude oil and products. Inter-segment revenues are based upon estimated market prices.

Segment data for the years ended 31 December 2017, 2016 and 2015 are presented below. The measurement basis of segment profit is Net operating income/(loss). In the tables below, deferred tax assets, pension assets and non-current financial assets are not allocated to the segments. Also, the line additions to PP&E, intangibles and equity accounted investments are excluding movements due to changes in asset retirement obligations.

(in USD million)	E&P Norway	E&P International	MMP	Other	Eliminations	Total

Full year 2017
Revenues third party and other income	(23)	1,984	58,935	102	0	60,999
Revenues inter-segment1)	17,586	7,249	83	1	(24,919)	0
Net income/(loss) from equity accounted investments	129	22	53	(16)	0	188

Total revenues and other income	17,692	9,256	59,071	87	(24,919)	61,187

Purchases [net of inventory variation]1)	0	(7)	(52,647)	(0)	24,442	(28,212)
Operating, selling, general and administrative expenses1)	(2,954)	(2,804)	(3,925)	(235)	418	(9,501)
Depreciation, amortisation and net impairment losses	(3,874)	(4,423)	(256)	(91)	(0)	(8,644)
Exploration expenses	(379)	(681)	0	0	0	(1,059)

Net operating income/(loss)	10,485	1,341	2,243	(239)	(59)	13,771

Additions to PP&E, intangibles and equity accounted investments	4,869	5,063	320	543	0	10,795

Balance sheet information
Equity accounted investments	1,133	234	134	1,050	0	2,551
Non-current segment assets	30,278	36,453	5,137	390	0	72,258
Non-current assets, not allocated to segments						9,102

Total non-current assets						83,911

1) Parts of the gas transportation costs that previously were allocated to MMP and therefore deducted from the inter segment transfer price, are from January 1st 2017 allocated to E&P Norway.

(in USD million)	E&P Norway	E&P International	MMP	Other	Eliminations	Total

Full year 2016
Revenues third party and other income	184	884	44,883	41	0	45,993
Revenues inter-segment	12,971	5,873	35	1	(18,880)	(0)
Net income/(loss) from equity accounted investments	(78)	(100)	61	(3)	0	(119)

Total revenues and other income	13,077	6,657	44,979	39	(18,880)	45,873

Purchases [net of inventory variation]	1	(7)	(39,696)	(0)	18,198	(21,505)
Operating, selling, general and administative expenses	(2,547)	(2,923)	(4,439)	(340)	463	(9,787)
Depreciation, amortisation and net impairment losses	(5,698)	(5,510)	(221)	(121)	0	(11,550)
Exploration expenses	(383)	(2,569)	0	0	0	(2,952)

Net operating income/(loss)	4,451	(4,352)	623	(423)	(219)	80

Additions to PP&E, intangibles and equity accounted investments	6,786	6,397	492	451	0	14,125

Balance sheet information
Equity accounted investments	1,133	365	129	617	0	2,245
Non-current segment assets	27,816	36,181	4,450	352	0	68,799
Non-current assets, not allocated to segments						8,090

Total non-current assets						79,133

(in USD million)	E&P Norway	E&P International	MMP	Other	Eliminations	Total

Full year 2015
Revenues third party and other income	(123)	1,576	57,868	349	0	59,671
Revenues inter-segment	17,459	6,715	183	1	(24,357)	(0)
Net income/(loss) from equity accounted investments	3	(91)	55	4	0	(29)

Total revenues and other income	17,339	8,200	58,106	354	(24,357)	59,642

Purchases [net of inventory variation]	(0)	(10)	(50,547)	(0)	24,303	(26,254)
Operating, selling, general and administative expenses	(3,223)	(3,391)	(4,664)	(342)	187	(11,433)
Depreciation, amortisation and net impairment losses	(6,379)	(10,231)	37	(142)	(0)	(16,715)
Exploration expenses	(576)	(3,296)	(0)	0	0	(3,872)

Net operating income /(loss)	7,161	(8,729)	2,931	(129)	133	1,366

Additions to PP&E, intangibles and equity accounted investments	6,293	8,119	900	273	0	15,584

Balance sheet information
Equity accounted investments	5	333	214	272	0	824
Non-current segment assets	27,706	37,475	5,588	690	0	71,458
Non-current assets, not allocated to segments						9,305

Total non-current assets						81,588

See note 4 Acquisitions and divestments for information on transactions that affect the different segments.

See note 10 Property, plant and equipment for further information on impairment losses that affected the different segments.

See note 11 Intangible assets for information on impairment losses that affected the different segments.

See note 23 Other commitments, contingent liabilities and contingent assets for information on contingencies that have influenced the segments.

Revenues by geographical areas

Statoil has business operations in more than 30 countries. When attributing revenues third party and other income to the country of the legal entity executing the sale, Norway constitutes 74% and the USA constitutes 17%.

Non-current assets by country
	At 31 December
(in USD million)	2017	2016	2015

Norway	34,588	31,484	31,487
USA	19,267	18,223	20,531
Brazil	4,584	5,308	3,474
UK	4,222	3,108	2,882
Angola	2,888	3,884	5,350
Canada	1,715	1,494	2,270
Azerbaijan	1,472	1,326	1,416
Algeria	1,114	1,344	1,435
Other countries	4,958	4,873	3,436

Total non-current assets1)	74,809	71,043	72,282

  Excluding deferred tax assets, pension assets and non-current financial assets.

Revenues by product type
(in USD million)	2017	2016	2015

Crude oil	29,519	24,307	27,806
Natural gas	11,420	9,202	12,390
Refined products	11,423	8,142	10,761
Natural gas liquids	5,647	4,036	5,482
Other	2,963	1	1,461

Total revenues	60,971	45,688	57,900